Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories
Supplies	$ 3,147	$ 3,288
Oil and byproducts	4,862	8,011
Others	6	3
Inventories	$ 8,015	$ 11,302